Income Tax (Details Narrative 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Details Narrative 1
Accumulated tax losses	$ 3,600	$ 2,811
Expiration of tax loss			$ 130	$ 1,989	$ 299